Investment in Equity Affiliate	12 Months Ended
Dec. 31, 2012
Investment in Equity Affiliate

Note 9. Investment in Equity Affiliate

On October 26, 2010, the Company acquired a 34.35% interest in Zbang It Ltd. (“Zbang”), an Israeli-based private company, for $800 in cash. Zbang is a developer of an integrated online communication application.

The changes in investment in equity affiliate are as follows:

	Year Ended December 31,
	2011	2012
Net balance as of January 1	$753	$511
Result from investment in equity affiliate	(242)	(511)

Net balance as of December 31	$511	$—

The Company accounts for its investment in Zbang under the equity method of accounting. Under this method, the Company records its proportionate share of the investee’s net income or loss based on the quarterly financial statements of the investee. The basis difference between the investor cost and the underlying equity in net assets of Zbang at the date of acquisition was attributed to in-process research and development and goodwill. Development efforts were completed in October 2011 and a useful life of four years was assigned to the developed technology. The investment in Zbang is not material in relation to the financial position or results of operations of AVG.

The Company has an option to purchase the remaining 65.65% ownership interest in Zbang at specified dates for consideration as determined pursuant to the terms specified in an option agreement entered into with Zbang. The period to exercise this option began on April 1, 2011 and expires on March 31, 2013. The Company determined the value of the option using a binomial option-pricing model. The value of the option is not considered material to the financial statements as of December 31, 2011 and 2012. The Company has concluded that the option does not meet the definition of a derivative under the authoritative guidance.

On August 2, 2011, the Company and Zbang entered into an agreement pursuant to which the Company granted to Zbang an unsecured loan of a principal amount of $500. The loan agreement was amended on February 26, 2012, and the principal amount of the loan provided increased to $680. A second amendment to the loan agreement dated May 18, 2012 increased the available facility amount to $1,180, of which $1,125 has been drawn down at December 31, 2012. All other terms and conditions included in the agreement dated August 2, 2011 remained the same. The loan bears interest at an annual rate of 5%. The balance of the loan at December 31, 2012, including accrued interest, of $1,177 was included in other current assets.

In December 2012, the Company started to negotiate to purchase Zbang’s technology and hire its developers and sell its minority share in Zbang for one U.S. dollar. The purchase consideration and fair value of the technology is estimated to be in excess of the loan receivable.